Related Party Transactions (Details) - Schedule of Related Parties Payables - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Related Party Transactions (Details) - Schedule of Related Parties Payables [Line Items]
Total	$ 7,234	$ 6,849
Mr. Ligui Xu [Member]
Related Party Transactions (Details) - Schedule of Related Parties Payables [Line Items]
Total	$ 7,234	$ 6,849